INCOME TAXES - Effective Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Theoretical income tax (expense) benefit at French statutory tax rate	€ (237)	€ 333	€ (614)
Income of foreign subsidiaries taxed at different tax rates	(95)	9	(51)
Effect of net operating loss carry-forwards and valuation allowances	577	(858)	189
Permanent differences	(258)	(159)	(251)
Effect of cancellation of intra-group positions	(130)	152	(54)
French business tax included in income tax (CVAE)	(85)	(156)	(159)
Other	35	164	263
Effective income tax (expense) benefit	€ (193)	€ (516)	€ (679)